Income tax expense_Expiry date of tax loss carry forward (Details) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 41,546,000,000	₩ 149,035,000,000
1 year or less
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	0
1-2 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	0
2-3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	0
More than 3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 41,546,000,000